Biological Assets (Details) - Schedule of Biological Assets R$ in Thousands	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2023 USD ($)
Schedule of Biological Assets [Line Items]
Biological assets	R$ 237,265		R$ 254,229
Current	210,335	$ 36,580	216,924	$ 41,432
Noncurrent	26,930		37,305
Food cattle [Member]
Schedule of Biological Assets [Line Items]
Biological assets	14,665		16,179
Production cattle [Member]
Schedule of Biological Assets [Line Items]
Biological assets	26,930		37,305
Grain plantation [Member]
Schedule of Biological Assets [Line Items]
Biological assets	22,138		47,226
Cotton plantation [Member]
Schedule of Biological Assets [Line Items]
Biological assets	61,896		41,096
Sugarcane plantation [Member]
Schedule of Biological Assets [Line Items]
Biological assets	R$ 111,636		R$ 112,423